Schedule of Investments (unaudited)	iShares® Cloud 5G and Tech ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 2.9%
DuPont de Nemours Inc.	3,240	$213,613

Communications Equipment — 17.4%
Arista Networks Inc.(a)	2,016	232,989
Ciena Corp.(a)	4,108	226,638
F5 Inc.(a)	1,100	184,151
Juniper Networks Inc.	7,688	242,326
Nokia Oyj(a)	42,868	217,344
Telefonaktiebolaget LM Ericsson, Class B	24,904	198,665
		1,302,113
Construction & Engineering — 2.6%
China Communications Services Corp. Ltd., Class H	96,000	43,722
COMSYS Holdings Corp.	4,400	91,354
EXEO Group Inc.	3,700	61,597
		196,673
Diversified Telecommunication Services — 1.5%
Cogent Communications Holdings Inc.	1,455	85,118
NOS SGPS SA	6,880	29,094
		114,212
Electronic Equipment, Instruments & Components — 7.6%
Murata Manufacturing Co. Ltd.	3,300	196,705
Quectel Wireless Solutions Co. Ltd., Class A	400	8,881
Taiyo Yuden Co. Ltd.	4,400	172,865
Yageo Corp.	14,000	188,965
		567,416
Equity Real Estate Investment Trusts (REITs) — 0.9%
Keppel DC REIT	42,900	63,955

IT Services — 1.7%
Computacenter PLC	3,296	110,745
Megaport Ltd.(a)	3,375	20,050
		130,795
Media — 3.1%
DISH Network Corp., Class A(a)	8,108	231,159

Semiconductors & Semiconductor Equipment — 35.9%
Analog Devices Inc.	1,356	209,339
Broadcom Inc.	424	235,061
Infineon Technologies AG	5,760	163,487
Intel Corp.	4,940	215,335
MACOM Technology Solutions Holdings Inc., Class H(a)	1,652	84,169
MediaTek Inc.	6,000	165,408
Microchip Technology Inc.	2,916	190,123
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	1,124	$192,092
Qorvo Inc.(a)	1,388	157,927
QUALCOMM Inc.	1,396	195,007
Skyworks Solutions Inc.	1,640	185,812
STMicroelectronics NV	5,268	194,638
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	216,992
Win Semiconductors Corp.	13,000	84,614
Wolfspeed Inc.(a)	2,096	192,224
		2,682,228
Software — 21.7%
C3.ai Inc., Class A(a)	1,841	31,278
Cadence Design Systems Inc.(a)	1,408	212,397
Citrix Systems Inc.	3,116	311,911
Datadog Inc., Class A(a)	1,456	175,856
Dropbox Inc., Class A(a)	10,488	228,114
New Relic Inc.(a)	1,822	115,278
Nutanix Inc., Class A(a)	7,321	183,245
Synopsys Inc.(a)	720	206,489
Teradata Corp.(a)	3,868	159,942
		1,624,510
Technology Hardware, Storage & Peripherals — 4.4%
Pure Storage Inc., Class A(a)	7,740	226,782
Wiwynn Corp.	3,000	102,587
		329,369
Total Common Stocks — 99.7%
(Cost: $8,745,359)		7,456,043

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)	10,000	10,000

Total Short-Term Investments — 0.1%
(Cost: $10,000)		10,000

Total Investments in Securities — 99.8%
(Cost: $8,755,359)		7,466,043

Other Assets, Less Liabilities — 0.2%		12,094

Net Assets — 100.0%		$7,478,137

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Cloud 5G and Tech ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$35	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(b)	—	—	—	10,000	10,000	3		—
					$—	$—	$10,000		$38		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,124,376	$2,331,667	$—	$7,456,043
Money Market Funds	10,000	—	—	10,000
	$5,134,376	$2,331,667	$—	$7,466,043

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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